CECL - Financial instruments measured at amortized cost and credit losses (Details 1) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Collateral Dependent Financial Assets, Collateral Coverage Ratio, Recovery Mgt Investment Bank/Asia Pacific	171.00%	217.00%
Collateral Dependent Financial Assets, Collateral Coverage Ratio, Recovery Mgt International Wealth Management	89.00%	92.00%
Collateral Dependent Financial Assets, Collateral Coverage Ratio, Recovery Mgt Swiss Universal Bank	88.00%	90.00%
Accrued interest excluded from amortized cost base of total Financial assets held-at-amortized cost, before allowance of credit losses	SFr 351
Financial Assets, Held-to-Maturity, Cost Practical Expedient, Excluded Accrued Interest [true false]	true
Allowance for credit losses on accrued interest excluded from amortized cost base of total Financial assets held at amortized cost	SFr 0
Accrued interest excluded from amortized cost base of total Interest-bearing deposits with banks	SFr 1
Interest Bearing Deposits Banks, Practical Expedient, Excluded Accrued Interest [true false]	true
Accrued interest excluded from amortized cost base of total Loans held at amortized cost	SFr 334
Financing Receivable, Practical Expedient, Accrued Interest Exclusion [true false]	true
Accrued interest excluded from amortized cost base of total Brokerage receivables	SFr 16
Brokerage receivables, Practical Expedient, Excluded Accrued Interest [true false]	true
Financing Receivables,Accrued Interest on Nonaccrual Loans Included	SFr 88
Bank
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Accrued interest excluded from amortized cost base of total Financial assets held-at-amortized cost, before allowance of credit losses	SFr 351
Financial Assets, Held-to-Maturity, Cost Practical Expedient, Excluded Accrued Interest [true false]	true
Allowance for credit losses on accrued interest excluded from amortized cost base of total Financial assets held at amortized cost	SFr 0
Accrued interest excluded from amortized cost base of total Interest-bearing deposits with banks	SFr 1
Interest Bearing Deposits Banks, Practical Expedient, Excluded Accrued Interest [true false]	true
Accrued interest excluded from amortized cost base of total Loans held at amortized cost	SFr 334
Financing Receivable, Practical Expedient, Accrued Interest Exclusion [true false]	true
Accrued interest excluded from amortized cost base of total Brokerage receivables	SFr 16
Brokerage receivables, Practical Expedient, Excluded Accrued Interest [true false]	true
Financing Receivables,Accrued Interest on Nonaccrual Loans Included	SFr 87